SHARE-BASED PAYMENTS - Share option plan changes (Details)		12 Months Ended
	Aug. 12, 2022 Options	Dec. 31, 2023 Options Y $ / shares	Dec. 31, 2022 Options Y $ / shares	Dec. 31, 2021 Y Options $ / shares
SHARE-BASED PAYMENTS
Stock options life | Y			5	5
On grant date
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)				33.33%
After grant date year one
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)			33.33%	33.33%
After grant date year two
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)			33.33%	33.33%
After grant date year three
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)			33.33%
Stock options
SHARE-BASED PAYMENTS
Outstanding, beginning balance | Options		9,178,889	9,900,874
Replacement options | Options	1,758,334		1,758,334
Granted | Options		457,260	1,278,264
Exercised | Options		(3,866,208)	(3,674,769)
Expired, forfeited or cancelled | Options		246,644	83,814
Outstanding, ending balance | Options		5,523,297	9,178,889	9,900,874
Vested (in shares) | Options		4,308,120	7,701,986
Weighted average exercise price outstanding beginning | $ / shares		$ 3.71	$ 1.86
Replacement options | $ / shares			8.43
Granted | $ / shares		6.57	5.56
Exercised | $ / shares		1.71	1.34
Expired, forfeited or cancelled | $ / shares		13.14	16.81
Weighted average exercise price outstanding ending | $ / shares		4.93	3.71	$ 1.86
Vested, end of year | $ / shares		$ 4.64	$ 3.38
Stock options life | Y		5	3